Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 28, 2019	Mar. 29, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Guinness Atkinson Alternative Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Alternative Energy Fund
Account Value	$ 14,802	$ 14,802	$ 14,802	$ 17,671	$ 16,174	$ 16,702	$ 16,789	$ 15,527	$ 18,608	$ 18,785	$ 17,199	$ 15,408	$ 15,350	$ 17,845	$ 19,694	$ 19,225	$ 19,225	$ 18,402	$ 18,168	$ 13,061	$ 10,361	$ 7,719	$ 9,744	$ 8,659	$ 8,923	$ 8,512	$ 7,484	$ 8,357	$ 8,563	$ 8,915	$ 8,857	$ 8,655	$ 8,012	$ 7,690	$ 7,339	$ 8,041	$ 7,719	$ 8,187	$ 8,859	$ 8,187	$ 10,292	$ 10,380	$ 10,000
Average Annual Return, Percent	(11.85%)	8.72%	4.00%
Guinness Atkinson Asia Focus Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Asia Focus Fund
Account Value	$ 13,711	$ 13,711	$ 13,711	14,351	13,182	12,898	13,137	12,698	13,074	13,214	12,401	11,045	13,837	14,835	17,230	16,790	18,934	19,035	18,393	15,284	13,556	11,543	14,605	13,118	13,097	13,198	11,303	13,088	13,522	14,308	14,207	12,755	11,858	11,122	9,658	10,423	9,256	8,863	8,844	8,548	10,649	10,231	10,000
Average Annual Return, Percent	4.36%	(1.26%)	3.20%
Guinness Atkinson China & Hong Kong Fund
Account Value [Line Items]
Line Graph and Table Measure Name			China & Hong Kong Fund
Account Value	$ 10,251	$ 10,251	$ 10,251	11,350	9,409	9,727	10,244	10,490	11,289	12,324	11,985	10,500	13,961	13,319	15,699	15,295	17,566	17,787	16,826	14,509	13,309	11,939	14,691	12,418	12,938	13,196	11,302	12,804	13,753	14,335	14,164	12,790	11,773	10,961	9,515	10,044	8,826	8,731	9,243	8,656	11,049	10,482	10,000
Average Annual Return, Percent	0.07%	(6.94%)	0.25%
Guinness Atkinson Global Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Global Energy Fund
Account Value	$ 10,689	$ 10,689	$ 10,689	11,271	11,983	11,983	10,875	11,446	10,136	10,203	10,599	8,772	9,110	9,604	7,891	7,611	7,321	6,644	5,404	4,129	4,845	4,192	8,216	7,873	8,366	8,567	7,443	10,287	10,215	8,812	9,180	8,673	7,868	8,569	9,277	8,508	8,398	7,602	7,303	7,326	9,642	9,732	10,000
Average Annual Return, Percent	(1.72%)	5.40%	0.67%
Guinness Atkinson Global Innovators Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Global Innovators Fund - Investor Class
Account Value	$ 31,609	$ 31,609	$ 31,609	32,081	31,296	29,656	26,443	23,238	23,950	21,956	18,978	17,438	19,100	23,795	26,987	24,843	25,408	23,136	22,207	19,338	17,409	13,669	16,307	14,691	14,429	14,036	11,904	14,295	14,343	14,460	14,307	13,465	12,381	11,603	10,618	10,392	9,468	9,650	9,696	9,015	9,976	10,112	10,000
Average Annual Return, Percent	19.54%	14.15%	12.20%
Guinness Atkinson Global Innovators Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Global Innovators Fund - Institutional Class
Account Value	$ 32,329	$ 32,329	$ 32,329	32,791	31,973	30,277	26,978	23,694	24,402	22,356	19,311	17,733	19,416	24,167	27,397	25,200	25,754	23,438	22,482	19,567	17,609	13,813	16,475	14,829	14,556	14,151	11,994	14,392	14,431	14,543	14,381	13,526	12,427	11,640	10,648	10,415	9,481	9,657	9,696	9,015	9,976	10,112	10,000
Average Annual Return, Percent	19.83%	14.43%	12.45%
Guinness Atkinson Alternative Energy Fund - MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net Return)
Account Value	$ 25,812	$ 25,812	$ 25,812	25,853	24,306	23,683	21,751	19,522	20,223	18,930	17,571	16,008	17,064	20,359	21,465	19,919	19,920	18,488	17,621	15,462	14,326	12,003	15,203	14,005	13,930	13,394	11,908	13,753	13,101	12,878	13,045	12,364	11,793	11,337	10,657	10,463	9,978	9,878	9,913	9,396	10,263	10,231	10,000
Average Annual Return, Percent	18.67%	11.15%	9.94%
Guinness Atkinson Asia Focus Fund - MSCI AC Far East ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI AC Far East ex Japan Index (Net Return)
Account Value	$ 14,518	$ 14,518	$ 14,518	15,529	13,944	13,107	12,914	12,277	12,866	13,343	12,538	11,060	13,356	14,548	15,986	16,213	18,449	17,877	17,456	14,754	13,384	11,504	13,849	12,305	12,875	12,980	11,594	12,861	13,056	13,869	13,662	12,668	11,830	10,857	9,611	10,239	9,256	9,252	9,049	8,669	10,582	10,484	10,000
Average Annual Return, Percent	12.42%	0.95%	3.80%
Guinness Atkinson China & Hong Kong Fund - MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI China Index
Account Value	$ 12,044	$ 12,044	$ 12,044	13,044	10,563	9,864	10,085	10,529	10,737	11,892	11,357	10,005	12,909	12,483	14,547	15,486	18,924	18,504	18,583	16,711	14,855	12,885	14,351	12,510	13,131	13,681	11,624	13,021	14,078	14,589	14,329	13,315	11,613	10,502	9,300	10,008	8,785	8,775	9,218	8,861	11,465	10,812	10,000
Guinness Atkinson China & Hong Kong Fund - MSCI China Index (Net Return)
Account Value [Line Items]
Average Annual Return, Percent	19.42%	(3.44%)	1.88%
Guinness Atkinson Global Energy Fund - MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net Return)
Account Value	$ 25,812	$ 25,812	$ 25,812	25,853	24,306	23,683	21,751	19,522	20,223	18,930	17,571	16,008	17,064	20,359	21,465	19,919	19,920	18,488	17,621	15,462	14,326	12,003	15,203	14,005	13,930	13,394	11,908	13,753	13,101	12,878	13,045	12,364	11,793	11,337	10,657	10,463	9,978	9,878	9,913	9,396	10,263	10,231	10,000
Average Annual Return, Percent	18.67%	11.15%	9.94%
Guinness Atkinson Global Innovators Fund - Investor Class - MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net Return)
Account Value	$ 25,812	$ 25,812	$ 25,812	25,853	24,306	23,683	21,751	19,522	20,223	18,930	17,571	16,008	17,064	20,359	21,465	19,919	19,920	18,488	17,621	15,462	14,326	12,003	15,203	14,005	13,930	13,394	11,908	13,753	13,101	12,878	13,045	12,364	11,793	11,337	10,657	10,463	9,978	9,878	9,913	9,396	10,263	10,231	10,000
Average Annual Return, Percent	18.67%	11.15%	9.94%
Guinness Atkinson Global Innovators Fund - Institutional Class - MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net Return)
Account Value	$ 25,812	$ 25,812	$ 25,812	25,853	24,306	23,683	21,751	19,522	20,223	18,930	17,571	16,008	17,064	20,359	21,465	19,919	19,920	18,488	17,621	15,462	14,326	12,003	15,203	14,005	13,930	13,394	11,908	13,753	13,101	12,878	13,045	12,364	11,793	11,337	10,657	10,463	9,978	9,878	9,913	9,396	10,263	10,231	10,000
Average Annual Return, Percent	18.67%	11.15%	9.94%
Guinness Atkinson China & Hong Kong Fund - Hang Seng Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			Hang Seng Composite Index
Account Value	$ 12,715	$ 12,715	$ 12,715	13,304	11,063	10,180	10,471	10,911	11,327	12,133	11,712	10,049	12,822	12,637	13,800	14,500	16,975	16,545	15,943	13,692	13,061	11,781	13,821	12,629	13,509	13,663	12,052	13,083	13,685	14,112	14,008	12,937	11,767	10,879	9,802	10,241	9,123	9,024	9,542	9,049	11,332	10,588	10,000
Average Annual Return, Percent	22.10%	(1.61%)	2.38%
Guinness Atkinson Global Energy Fund - MSCI World Energy Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Energy Index (Net Return)
Account Value	$ 14,202	$ 14,202	$ 14,202	14,615	14,976	15,178	13,829	14,418	12,959	13,026	13,487	11,285	11,450	12,068	9,237	8,842	8,727	8,030	6,594	5,203	6,191	5,311	9,620	9,163	9,725	9,879	8,632	11,020	10,935	9,702	10,256	9,617	8,827	9,287	9,771	9,100	8,973	8,115	7,720	7,776	9,492	9,603	10,000
Average Annual Return, Percent	2.70%	8.09%	3.57%
Guinness Atkinson Global Innovators Fund - Investor Class - NASDAQ Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Index
Account Value	$ 44,884	$ 44,884	$ 44,884	42,204	41,071	37,866	34,640	30,441	31,689	28,031	23,949	24,139	25,122	32,323	35,499	32,733	32,808	29,913	29,055	25,129	22,590	17,251	20,049	17,827	17,795	17,132	14,667	17,734	16,511	15,487	15,096	14,168	13,358	12,824	11,645	11,455	10,412	10,436	10,696	9,839	10,590	10,379	10,000
Average Annual Return, Percent	29.57%	17.47%	16.19%
Guinness Atkinson Global Innovators Fund - Institutional Class - NASDAQ Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Index
Account Value	$ 44,884	$ 44,884	$ 44,884	$ 42,204	$ 41,071	$ 37,866	$ 34,640	$ 30,441	$ 31,689	$ 28,031	$ 23,949	$ 24,139	$ 25,122	$ 32,323	$ 35,499	$ 32,733	$ 32,808	$ 29,913	$ 29,055	$ 25,129	$ 22,590	$ 17,251	$ 20,049	$ 17,827	$ 17,795	$ 17,132	$ 14,667	$ 17,734	$ 16,511	$ 15,487	$ 15,096	$ 14,168	$ 13,358	$ 12,824	$ 11,645	$ 11,455	$ 10,412	$ 10,436	$ 10,696	$ 9,839	$ 10,590	$ 10,379	$ 10,000
Average Annual Return, Percent	29.57%	17.47%	16.19%